ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Accounts Receivable) (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Line Items]
Accounts receivables	¥ 5,692,976,209		¥ 4,762,291,432
Allowance for doubtful accounts	(256,605,518)		(264,656,904)	¥ (376,574,061)	¥ (335,713,383)
Accounts receivable, net	5,436,370,691	$ 790,687,323	4,497,634,528
Amount of accounts receivable pledged as collateral for borrowings	¥ 385,443,577		¥ 78,951,541